Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Schedule of company's electricity revenue

	Years Ended December 31,
	2023	2024	2025
Electricity revenue by segment:
Manufacturing	$3,273	$5,697	$12,869
Recurrent Energy	44,842	83,473	124,762
Total	$48,115	$89,170	$137,631

Schedule of disaggregation of revenue

	Years Ended December 31,
	2023	2024	2025
Manufacturing:
Revenue recognized at a point in time	$6,767,156	$4,810,787	$3,872,848
Revenue recognized over time	348,817	864,590	1,327,924

Recurrent Energy:
Revenue recognized at a point in time	399,826	156,746	175,987
Revenue recognized over time	97,827	161,286	218,348
Total	$7,613,626	$5,993,409	$5,595,107

Schedule of contract assets and contract liabilities

	December 31,	December 31,
	2024	2025
Contract Assets
Accounts receivable, unbilled	$142,603	$228,393

Contract Liabilities
Advances from customers	204,826	162,586
Other current liabilities	212,452	293,522
Other non-current liabilities	41,337	18,627
Total	$458,615	$474,735